Shareholder Report, Line Graph (Details) DFAM_Dimensional Emerging Markets Value Fund_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Dimensional Emerging Markets Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Dimensional Emerging Markets Value Fund
Accumulated Value	$ 19,689	$ 15,944	$ 13,734	$ 17,019	$ 12,538	$ 13,840	$ 13,150	$ 14,461	$ 11,580	$ 10,000	$ 24,263
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index (net div.)
Accumulated Value	16,394	13,083	11,807	17,119	14,636	13,521	12,088	13,817	10,927	10,000	$ 20,971
MSCI Emerging Markets Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Value Index (net div.)
Accumulated Value	$ 15,565	$ 12,698	$ 11,194	$ 14,969	$ 11,666	$ 12,745	$ 12,024	$ 13,107	$ 10,860	$ 10,000	$ 19,384